Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.1%
	Communication Services - 3.1%
354,030	Activision Blizzard, Inc.	$28,304,698
393,500	Alphabet, Inc. - Class A (a)	45,771,920
491,300	Alphabet, Inc. - Class C (a)	57,305,232
138,600	Comcast Corp. - Class A	5,200,272
75,200	Meta Platforms, Inc. - Class A (a)	11,964,320
30,000	Nintendo Co. Ltd. - JPY	13,433,071
272,700	Walt Disney Co. (The) (a)	28,933,470
		190,912,983

	Consumer Discretionary - 9.8%
424,100	Bath & Body Works, Inc.	15,072,514
380,100	Brinker International, Inc. (a)	10,547,775
25,700	Burlington Stores, Inc. (a)	3,627,041
202,600	Capri Holdings Ltd. (a)	9,862,568
521,900	CarMax, Inc. (a)	51,949,926
1,268,700	Carnival Corp. (a)	11,494,422
200,300	Dollar Tree, Inc. (a)	33,121,608
232,650	eBay, Inc.	11,313,770
217,800	Leslie’s, Inc. (a)	3,301,848
4,706,500	Mattel, Inc. (a)	109,190,800
82,310	MGM Resorts International	2,694,006
890,000	Newell Brands, Inc.	17,986,900
898,440	Ross Stores, Inc.	73,007,234
184,550	Royal Caribbean Cruises Ltd. (a)	7,143,931
1,510,329	Sony Group Corp. - ADR	128,966,993
230,400	TJX Cos., Inc. (The)	14,091,264
227,599	Victoria’s Secret & Co. (a)	8,412,059
531,919	Whirlpool Corp.	91,952,838
		603,737,497

	Consumer Staples - 1.2%
210,600	Altria Group, Inc.	9,236,916
321,500	BJ’s Wholesale Club Holdings, Inc. (a)	21,765,550
107,000	Philip Morris International, Inc.	10,395,050
237,500	Sysco Corp.	20,163,750
149,800	Tyson Foods, Inc. - Class A	13,183,898
		74,745,164

	Energy - 2.5%
172,400	Cameco Corp.	4,442,748
258,300	EOG Resources, Inc.	28,728,126
357,130	Hess Corp.	40,166,411
181,600	Pioneer Natural Resources Co.	43,030,120
1,386,300	Southwestern Energy Co. (a)	9,787,278
235,000	TechnipFMC PLC (a)	1,901,150
922,800	Transocean Ltd. (a)	3,119,064
177,600	Valero Energy Corp.	19,672,752
		150,847,649

	Financials - 11.7%
2,099,920	Bank of America Corp.	70,998,295
504,900	Charles Schwab Corp. (The)	34,863,345
1,212,150	Citigroup, Inc.	62,910,585
240,300	CME Group, Inc. - Class A	47,935,044
822,970	Discover Financial Services	83,119,970
28,000	Evercore, Inc. - Class A	2,799,160
886,270	JPMorgan Chase & Co.	102,240,107
590,880	Northern Trust Corp.	58,958,007
75,870	Progressive Corp. (The)	8,729,602
1,009,765	Raymond James Financial, Inc.	99,431,560
3,428,808	Wells Fargo & Co.	150,421,807
		722,407,482

	Health Care - 25.9%
257,120	Abbott Laboratories	27,984,941
463,970	Agilent Technologies, Inc.	62,218,377
46,500	Alcon, Inc.	3,631,185
628,800	Amgen, Inc.	155,609,136
4,029,850	AstraZeneca PLC - ADR	266,896,966
525,850	Biogen, Inc. (a)	113,089,301
349,800	Boston Scientific Corp. (a)	14,359,290
1,700,160	Bristol-Myers Squibb Co.	125,437,805
270,700	CVS Health Corp.	25,900,576
1,886,090	Elanco Animal Health, Inc. (a)	38,212,183
1,274,293	Eli Lilly & Co.	420,121,659
27,000	IQVIA Holdings, Inc. (a)	6,487,290
343,000	LivaNova PLC (a)	21,838,810
39,620	Medtronic PLC	3,665,642
88,000	Merck & Co., Inc.	7,861,920
720,710	Novartis AG - ADR	61,858,539
247,910	PerkinElmer, Inc.	37,972,375
79,011	Roche Holding AG - CHF	26,180,669
113,360	Sanofi - ADR	5,633,992
262,398	Siemens Healthineers AG - EUR	13,414,499
24,700	Stryker Corp.	5,304,325
189,020	Thermo Fisher Scientific, Inc.	113,111,458
7,180	Waters Corp. (a)	2,613,735
312,790	Zimmer Biomet Holdings, Inc.	34,528,888
4,500	ZimVie, Inc. (a)	87,390
		1,594,020,951

	Industrials - 18.1%
3,104,910	AECOM	223,553,520
451,015	Airbus SE - EUR	48,345,260
54,050	Alaska Air Group, Inc. (a)	2,396,036
2,376,750	American Airlines Group, Inc. (a)	32,585,242
34,900	AMETEK, Inc.	4,310,150
399,272	Carrier Global Corp.	16,182,494
143,023	Caterpillar, Inc.	28,354,310
332,700	CSX Corp.	10,756,191
280,200	Curtiss-Wright Corp.	40,191,888
24,000	Deere & Co.	8,236,320
944,450	Delta Air Lines, Inc. (a)	30,033,510
646,185	FedEx Corp.	150,619,262
85,270	General Dynamics Corp.	19,328,151
99,200	GXO Logistics, Inc. (a)	4,761,600
474,380	Jacobs Engineering Group, Inc.	65,132,374
135,000	JELD-WEN Holding, Inc. (a)	2,400,300
379,500	Kirby Corp. (a)	24,075,480
23,300	L3Harris Technologies, Inc.	5,591,301
226,900	Matson, Inc.	20,799,923
594,120	Maxar Technologies, Inc.	16,326,418
95,000	Norfolk Southern Corp.	23,861,150
33,281	Otis Worldwide Corp.	2,601,576
13,962	Raytheon Technologies Corp.	1,301,398
18,310	Rockwell Automation, Inc.	4,674,177
14,700	Saia, Inc. (a)	3,496,395
35,900	Science Applications International Corp.	3,477,633
1,091,888	Siemens AG - EUR	121,126,216
2,588,780	Southwest Airlines Co. (a)	98,684,294
30,400	Union Pacific Corp.	6,909,920
1,415,400	United Airlines Holdings, Inc. (a)	52,015,950
173,600	United Parcel Service, Inc. - Class B	33,832,904
116,200	XPO Logistics, Inc. (a)	6,941,788
		1,112,903,131

	Information Technology - 21.6%
128,100	Adobe, Inc. (a)	52,536,372
266,360	Analog Devices, Inc.	45,803,266
632,450	Applied Materials, Inc.	67,027,051
501,600	Cisco Systems, Inc.	22,757,592
263,698	Corning, Inc.	9,693,539
127,000	Fidelity National Information Services, Inc.	12,974,320
6,153,899	Flex Ltd. (a)	103,385,503
5,744,870	Hewlett Packard Enterprise Co.	81,806,949
1,310,000	HP, Inc.	43,740,900
3,500,900	Intel Corp.	127,117,679
153,960	Keysight Technologies, Inc. (a)	25,033,896
359,260	KLA Corp.	137,790,580
6,888,940	L.M. Ericsson Telephone Co. - ADR	51,942,608
611,150	Microsoft Corp.	171,574,251
987,380	NetApp, Inc.	70,429,815
25,020	NVIDIA Corp.	4,544,383
850,580	Oracle Corp.	66,209,147
183,700	PayPal Holdings, Inc. (a)	15,895,561
380,767	QUALCOMM, Inc.	55,234,061
165,500	Teradyne, Inc.	16,697,295
522,160	Texas Instruments, Inc.	93,409,202
141,900	Visa, Inc. - Class A	30,098,409
145,140	WEX, Inc. (a)	24,123,719
		1,329,826,098

	Materials - 2.2%
227,460	Albemarle Corp.	55,570,753
230,083	Corteva, Inc.	13,241,277
199,383	Dow, Inc.	10,609,169
215,784	DuPont de Nemours, Inc.	13,212,454
502,900	Freeport-McMoRan, Inc.	15,866,495
4,434,178	Glencore PLC - GBP	24,939,720
		133,439,868

	TOTAL COMMON STOCKS
	(Cost $3,140,058,170)	$5,912,840,823

Shares		Value
	SHORT-TERM INVESTMENTS - 3.8%
236,487,030	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 1.45% (b)	$236,487,030
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $236,487,030)	236,487,030
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,376,545,200) - 99.9%	6,149,327,853
	Other Assets in Excess of Liabilities - 0.1%	2,751,575
	TOTAL NET ASSETS - 100.0%	$6,152,079,428

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2022. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$5,912,840,823	$-	$-	$5,912,840,823
	Short-Term Investments	236,487,030	-	-	236,487,030
	Total Investments in Securities	$6,149,327,853	$-	$-	$6,149,327,853

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.